Condensed Consolidating Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Schedule of condensed statements of operations

Condensed Consolidating Statement of Income

For the Nine Months Ended September 30, 2014

(In thousands)

	(Issuer)	Non-
	Guarantor	Guarantor
	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Sales	$13,727,427	$29,180	$(19,601)	$13,737,006
Cost of sales	13,349,743	5,780	(19,601)	13,335,922
Gross profit	377,684	23,400	—	401,084

Costs and operating expenses:
Selling, general and administrative expenses	108,878	2,181	(680)	110,379
Operating expenses	143,694	8,602	—	152,296
Amortization expense	5,308	8,266	—	13,574
Total costs and operating expenses	257,880	19,049	(680)	276,249

Operating income	119,804	4,351	680	124,835

Interest expense	(35,574)	(103)	—	(35,677)

Income before income tax expense	84,230	4,248	680	89,158

Income tax expense	(660)	—	—	(660)

Net income	83,570	4,248	680	88,498

Net income attributable to noncontrolling interest	—	(1,699)	—	(1,699)

Net income attributable to Global Partners LP	83,570	2,549	680	86,799

Less: General partner’s interest in net income, including incentive distribution rights	4,164	—	—	4,164

Limited partners’ interest in net income	$79,406	$2,549	$680	$82,635

Condensed Consolidating Statement of Income
December 31, 2013
(In thousands)

	(Issuer) Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Sales	$19,575,042	$28,948	$(14,382)	$19,589,608
Cost of sales	19,193,112	5,049	(14,382)	19,183,779

Gross profit	381,930	23,899	—	405,829
Costs and operating expenses:
Selling, general and administrative expenses	111,011	5,263	(783)	115,491
Operating expenses	175,284	10,429	—	185,713
Amortization expense	7,106	12,110	—	19,216

Total costs and operating expenses	293,401	27,802	(783)	320,420

Operating income	88,529	(3,903)	783	85,409
Interest expense	(43,536)	(1)	—	(43,537)

Income before income tax expense	44,993	(3,904)	783	41,872
Income tax expense	(819)	—	—	(819)

Net income (loss)	44,174	(3,904)	783	41,053
Net loss attributable to noncontrolling interest	—	1,562	—	1,562

Net loss attributable to Global Partners LP	44,174	(2,342)	783	42,615
Less: General partner's interest in net income, including incentive distribution rights	3,521	—	—	3,521

Limited partners' interest in net income	$40,653	$(2,342)	$783	$39,094

Schedule of condensed balance sheets

Condensed Consolidating Balance Sheet

September 30, 2014

(In thousands)

	(Issuer)	Non-
	Guarantor	Guarantor
	Subsidiaries	Subsidiary	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$1,722	$3,143	$680	$5,545
Accounts receivable, net	525,817	1,412	1,918	529,147
Accounts receivable - affiliates	3,136	1,918	(1,643)	3,411
Inventories	455,709	—	—	455,709
Brokerage margin deposits	10,792	—	—	10,792
Fair value of forward fixed price contracts	57,121	—	—	57,121
Prepaid expenses and other current assets	53,811	178	—	53,989
Total current assets	1,108,108	6,651	955	1,115,714
Property and equipment, net	780,493	43,090	—	823,583
Intangible assets, net	48,408	5,787	—	54,195
Goodwill	68,015	86,063	—	154,078
Other assets	30,124	—	—	30,124
Total assets	$2,035,148	$141,591	$955	$2,177,694

Liabilities and partners’ equity
Current liabilities:
Accounts payable	$544,404	$1,070	$275	$545,749
Working capital revolving credit facility - current portion	113,000	—	—	113,000
Line of credit	—	700	—	700
Environmental liabilities - current portion	3,320	—	—	3,320
Trustee taxes payable	82,133	—	—	82,133
Accrued expenses and other current liabilities	62,427	1,057	—	63,484
Obligations on forward fixed price contracts	55,754	—	—	55,754
Total current liabilities	861,038	2,827	275	864,140
Working capital revolving credit facility - less current portion	92,000	—	—	92,000
Revolving credit facility	272,600	—	—	272,600
Senior notes	368,012	—	—	368,012
Environmental liabilities - less current portion	36,533	—	—	36,533
Other long-term liabilities	47,253	—	—	47,253
Total liabilities	1,677,436	2,827	275	1,680,538

Partners’ equity
Global Partners LP equity	357,712	89,122	680	447,514
Noncontrolling interest	—	49,642	—	49,642
Total partners’ equity	357,712	138,764	680	497,156
Total liabilities and partners’ equity	$2,035,148	$141,591	$955	$2,177,694

Condensed Consolidating Balance Sheet
December 31, 2013
(In thousands)

	(Issuer) Guarantor Subsidiaries	Non-Guarantor Subsidiary	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$7,588	$846	$783	$9,217
Accounts receivable, net	684,316	1,501	575	686,392
Accounts receivable—affiliates	55	576	773	1,404
Inventories	572,806	—	—	572,806
Brokerage margin deposits	21,792	—	—	21,792
Fair value of forward fixed price contracts	46,007	—	—	46,007
Prepaid expenses and other current assets	36,339	354	—	36,693

Total current assets	1,368,903	3,277	2,131	1,374,311
Property and equipment, net	765,551	38,085	—	803,636
Intangible assets, net	53,716	14,053	—	67,769
Goodwill	68,015	86,063	—	154,078
Other assets	28,128	—	—	28,128

Total assets	$2,284,313	$141,478	$2,131	$2,427,922

Liabilities and partners' equity
Current liabilities:
Accounts payable	$777,072	$2,699	$1,348	$781,119
Line of credit	—	3,700	—	3,700
Environmental liabilities—current portion	3,377	—	—	3,377
Trustee taxes payable	80,216	—	—	80,216
Accrued expenses and other current liabilities	65,401	562	—	65,963
Obligations on forward fixed price contracts	38,197	—	—	38,197

Total current liabilities	964,263	6,961	1,348	972,572
Working capital revolving credit facility—less current portion	327,000	—	—	327,000
Revolving credit facility	434,700	—	—	434,700
Senior notes	148,268	—	—	148,268
Environmental liabilities—less current portion	37,762	—	—	37,762
Other long-term liabilities	44,440	—	—	44,440

Total liabilities	1,956,433	6,961	1,348	1,964,742
Partners' equity
Global Partners LP equity	327,880	86,574	783	415,237
Noncontrolling interest	—	47,943	—	47,943

Total partners' equity	327,880	134,517	783	463,180

Total liabilities and partners' equity	$2,284,313	$141,478	$2,131	$2,427,922

Schedule of condensed statements of cash flows

Condensed Consolidating Statement Cash Flows

For the Nine Months Ended September 30, 2014

(In thousands)

	(Issuer)	Non-
	Guarantor	Guarantor
	Subsidiaries	Subsidiary	Eliminations	Consolidated
Cash flows from operating activities
Net income	$83,570	$4,248	$680	$88,498
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	49,003	13,750	—	62,753
Amortization of deferred financing fees	4,157	30	—	4,187
Amortization of senior notes discount	435	—	—	435
Bad debt expense	996	—	—	996
Stock-based compensation expense	2,585	—	—	2,585
Write-off of financing fees	1,626	—	—	1,626
Disposition of property and equipment and other	1,060	—	—	1,060
Changes in operating assets and liabilities:			—
Accounts receivable	157,502	665	(1,918)	156,249
Accounts receivable - affiliate	(934)	(3,266)	2,193	(2,007)
Inventories	117,097	—	—	117,097
Broker margin deposits	11,000	—	—	11,000
Prepaid expenses, all other current assets and other assets	(24,599)	145	—	(24,454)
Accounts payable	(234,814)	(281)	(275)	(235,370)
Trustee taxes payable	1,917	—	—	1,917
Change in fair value of forward fixed contracts	6,443	—	—	6,443
Accrued expenses, all other current liabilities and other long-term liabilities	491	495	—	986
Net cash provided by operating activities	177,535	15,786	680	194,001

Cash flows from investing activities
Capital expenditures	(63,102)	(10,489)	—	(73,591)
Proceeds from sale of property and equipment	3,405	—	—	3,405
Net cash used in investing activities	(59,697)	(10,489)	—	(70,186)

Cash flows from financing activities
Payments on working capital revolving credit facility	(122,000)	(3,000)	—	(125,000)
Payments on revolving credit facility	(162,100)	—	—	(162,100)
Proceeds from senior note, net of discount	258,903	—	—	258,903
Repayment of senior notes	(40,244)	—	—	(40,244)
Repurchase of common units	(4,423)	—	—	(4,423)
Noncontrolling interest capital contribution	8,400	—	—	8,400
Distribution to noncontrolling interest	(8,400)	—	—	(8,400)
Distribution to partners	(54,623)	—	—	(54,623)
Net cash used in financing activities	(124,487)	(3,000)	—	(127,487)

(Decrease) increase in cash and cash equivalents	(6,649)	2,297	680	(3,672)
Cash and cash equivalents at beginning of period	8,371	846	—	9,217
Cash and cash equivalents at end of period	$1,722	$3,143	$680	$5,545

Condensed Consolidating Statement Cash Flows
December 31, 2013
(In thousands)

	(Issuer) Guarantor Subsidiaries	Non-Guarantor Subsidiary	Eliminations	Consolidated
Cash flows from operating activities
Net income	$44,174	$(3,904)	$783	$41,053
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	60,356	16,778	—	77,134
Amortization of deferred financing fees	6,897	—	—	6,897
Amortization of senior notes discount	368	—	—	368
Bad debt expense	4,145	—	—	4,145
Stock-based compensation expense	1,806	—	—	1,806
Gain on disposition of property and equipment	(1,272)	(1)	—	(1,273)
Deferred income taxes	336	—	—	336
Changes in operating assets and liabilities:			—
Accounts receivable	8,597	502	(575)	8,524
Accounts receivable—affiliate	(1,445)	(575)	1,923	(97)
Inventories	61,992	—	—	61,992
Broker margin deposits	32,934	—	—	32,934
Prepaid expenses, all other current assets and other assets	11,513	(287)	—	11,226
Accounts payable	18,642	1,373	(1,348)	18,667
Trustee taxes payable	(11,278)	—	—	(11,278)
Change in fair value of forward fixed contracts	5,778	—	—	5,778
Accrued expenses, all other current liabilities and other long-term liabilities	(3,627)	562	—	(3,065)

Net cash provided by operating activities	239,916	14,448	783	255,1417
Cash flows from investing activities
Acquisitions	(94,179)	(91,083)	—	(185,262)
Capital expenditures	(53,484)	(13,648)	—	(67,132)
Proceeds from sale of property and equipment	9,179	8	—	9,187

Net cash used in investing activities	(138,484)	(104,723)	—	(243,207)
Cash flows from financing activities
Payments on working capital revolving credit facility	(97,500)	—	—	(97,500)
Borrowings from revolving credit facility	12,700	—	—	12,700
Proceeds from issuance of term loan	115,000	—	—	115,000
Repayment of term loan	(115,000)	—	—	(115,000)
Borrowing from line of credit	—	3,700	—	3,700
Proceeds from senior note, net of discount	147,900	—	—	147,900
Repurchase of common units	(4,590)	—	—	(4,590)
Repurchased units withheld for tax obligations	(2,086)	—	—	(2,086)
Noncontrolling interest capital contribution	(85,996)	87,421	—	1,425
Distribution to noncontrolling interest	(2,920)	—	—	(2,920)
Distribution to partners	(67,329)	—	—	(67,329)

Net cash used in financing activities	(99,821)	91,121	—	(8,700)

Increase in cash and cash equivalents	1,611	846	783	3,240
Cash and cash equivalents at beginning of year	5,977	—	—	5,977

Cash and cash equivalents at end of year	$7,588	$846	$783	$9,217